Nature of Operations and Significant Accounting Policies - Summarizes the Impact of Adoption on the Consolidated Balance Sheet (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit losses	$ 11,000	$ 7,000		$ 55,031,095	$ 43,858,000	$ 53,497,000	$ 53,145,900	$ 27,116,838	$ 10,597,922
Reserve for repurchase liability				4,240,408			4,977,603
Increase in retained earnings	$ 170,098,000			$ 92,320,122			$ 30,579,589
AUS 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fair value adjustment to finance receivables			$ 23,584,000
Allowance for credit losses			55,031,000
Unamortized loan origination costs			(13,421,000)
Reserve for repurchase liability			4,241,000
Increase in retained earnings			$ 69,435,000